Income Taxes - Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Loss before continuing operations before income taxes	¥ (37,949,694)	$ (5,955,136)	¥ (110,853,584)	¥ (141,261,615)
Cayman Islands and British Virgin Islands
Income Taxes
Loss before continuing operations before income taxes	(18,488,181)		(15,482,426)	(23,094,955)
PRC
Income Taxes
Loss before continuing operations before income taxes	(19,442,469)		(95,351,791)	(118,145,074)
HKSAR
Income Taxes
Loss before continuing operations before income taxes	¥ (19,044)		¥ (19,367)	¥ (21,586)